OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT LIABILITIES
Schedule of components of other non-current liabilities

	December 31,
	2017	2018
	Thousand USD	Thousand USD
Financial liabilities designated as fair value through profit or loss
Transaction (a)	1,253	1,378
Transaction (b)	55,426	57,487
Held for trading derivatives not designated in hedge accounting relationships (c)	1,128	1,127
Asset retirement obligation (d)	12,251	12,454
Others	78	—
	70,136	72,446
(a)

During the year ended December 31, 2015, three subsidiaries of SSJ, which holds four IPP solar parks, entered into silent partnership agreements with JA Mitsui Lease (the “JAML”). JAML provided approximately JPY63 million (USD519 thousand) in cash at the inception of the agreements, which amounted to 10% portion of total contributions in each subsidiaries, and in return are entitled to receive return in the next 15 years from the date of agreements based on an amount specified in accordance with formulas in the agreements. The fair value of this instrument is estimated based on the anticipated operating results and cash flows generated by the related solar parks for the contractual period of 15 years. The carrying amount of financial liabilities are USD1,253 thousand and USD1,378 thousand as at December 31, 2017 and 2018 with a loss associated with a change in fair value to the other loss of USD 396 thousand in 2017 and other loss of USD 88 thousand in 2018. The amount is designated as financial liabilities at FVTPL on initial recognition on the consolidated statement of financial position since the amount and timing of return is variable.

The movement of the balance is as follows:

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	829	1,253
Repayment	—	(2)
Fair value effect during the year	396	88
Exchange difference	28	39
As at December 31,	1,253	1,378

(b)

On September 18, 2015, the Group’s wholly-owned subsidiary Energy Capital Investment S.a.r.l (“ECI”), and a third party Hudson Solar Cayman, LP (“Hudson”), a private equity and infrastructure firm entered into strategic partnership agreements to fund solar projects in Latin America. As part of this partnership, Hudson will invest USD50 million by way of the convertible notes issued by ECI for the constructions of solar projects in Chile and Uruguay, and then they will receive a 49 percent non-controlling equity in these projects upon their completion if it elects to convert the outstanding principal and interest on the notes into such equity interest. On July 15, 2016, the agreement was amended to change the underlying projects from those in Chile to US. As of December 31, 2018, USD48.2 million has been funded under this arrangement.

JPY 2,300 million and 1,570 million loan agreements
OTHER NON-CURRENT LIABILITIES
Schedule of movement of the balance

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	1,255	1,064
Fair value effect during the year	(204)	30
Exchange difference	13	23
As at December 31,	1,064	1,117

Schedule of major terms of interest rate swap contracts

Notional amount	Maturity	Swaps
JPY 547,200,000	May 23, 2031	From 6-months JPY TIBOR+2.2% to 3.16%
JPY 1,752,800,000	May 31, 2032	From 6-months JPY TIBOR+ 2.2% to 3.08%
JPY 1,570,000,000	November 30, 2032	From 6-months JPY TIBOR+ 2% to 2.68%

Not designated for hedging
Outstanding receive floating pay	Average contracted fixed
fixed contracts	interest rate		Notional principal value		Fair value liabilities
Japan	2018/12/31	2017/12/31	2018/12/31	2017/12/31	2018/12/31	2017/12/31
	%	%	Thousand	Thousand	Thousand	Thousand
From 2015 to 2032	2.93	2.93	35,217	34,443	1,117	1,064

USD 5.65 million and 20.2 million loan agreements
OTHER NON-CURRENT LIABILITIES
Schedule of movement of the balance

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	139	64
Repayment	(78)	—
Fair value effect during the year	3	(54)
As at December 31,	64	10

Schedule of major terms of interest rate swap contracts

Notional amount	Maturity	Swaps
USD 2,000,000	June 30, 2026	From 3-month-USD Prime H.15 to 6%
USD 20,200,000 (Note 25)	December 8, 2027	From 3-month-USD Prime H.15 to 5%

Not designated for hedging
Outstanding receive floating pay	Average contracted fixed
fixed contracts	interest rate		Notional principal value		Fair value liabilities
USA	2018/12/31	2017/12/31	2018/12/31	2017/12/31	2018/12/31	2017/12/31
	%	%	Thousand	Thousand	Thousand	Thousand
From 2014 to 2019	5.09	5.09	2,000	19,764	10	64

JAML silent partnership agreement
OTHER NON-CURRENT LIABILITIES
Schedule of movement of the balance

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	829	1,253
Repayment	—	(2)
Fair value effect during the year	396	88
Exchange difference	28	39
As at December 31,	1,253	1,378

Hudson agreement
OTHER NON-CURRENT LIABILITIES
Schedule of movement of the balance

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	51,143	55,426
Interest addition during the year	5,756	6,510
Fair value effect during the year	791	8,914
Less: repayment during the year	(2,264)	(4,980)
As at December 31,	55,426	65,870
Less: amounts repayable within one year shown under current liabilities(Note 29)	—	8,383
Amounts shown under non-current liabilities	55,426	57,487